Pension Plans and Other Postretirement Benefits Amounts Recognized in Other Comprehensive Income - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 1		$ 4	$ 0
Defined Benefit Plan, Amortization of Gains (Losses)	0		0	0
Other Comprehensive Income (Loss), Net of Tax	(28)	(202)	16	$ (64)
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 0	$ 0	$ (3)		$ 0